Digital Currencies (Details Narrative) - USD ($)			1 Months Ended
	May 16, 2018	May 15, 2018	May 31, 2018	Feb. 28, 2018	Feb. 28, 2017
Common stock, shares issued			125,749,320	84,509,824	52,606,000
Common stock, value			$ 1,257,493	$ 845,098	$ 526,060
Digital currencies			$ 1,380,156
Stock Purchase Agreement [Member]
Digital currencies transaction, description	the Company sold 63,291.13924 RHOCs at $1.56 for $100,000		market price of RHOC was $1.38, resulting in an unrealized loss on exchange of $196,070
Sale of digital coins, value	$ 100,000
Foreign currency transaction gain loss realized	$ 1,282
Foreign currency transaction gain loss unrealized			$ 196,070
Stock Purchase Agreement [Member] | Catena Fund One, LP [Member]
Common stock, shares issued		11,385,590
Common stock, value		$ 1,659,000
Digital currencies transaction, description		the Company issued 11,385,590 shares of stock to Catena Fund One, LP for 1,050,000 RHOC (RChain Coins). The market price of RHOC on May 15, 2018 was $1.58 per RHOC